Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000094853 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000094853 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000094853 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000094853 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000094853 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000094853 | B
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000094853 | BB
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000094853 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000094853 | A
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000094853 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094853 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000094853 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000094853 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000094853 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000094853 | SectorABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000094853 | SectorABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000094853 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000094853 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000094853 | SectorNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000094853 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000094854 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000094854 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000094854 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000094854 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000094854 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000094854 | B
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000094854 | BB
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000094854 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000094854 | A
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000094854 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094854 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000094854 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000094854 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000094854 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000094854 | SectorABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000094854 | SectorABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000094854 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000094854 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000094854 | SectorNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000094854 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000190722 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000190722 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000190722 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000190722 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000190722 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190722 | B
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000190722 | BB
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000190722 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000190722 | A
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000190722 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190722 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000190722 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000190722 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000190722 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000190722 | SectorABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000190722 | SectorABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000190722 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000190722 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000190722 | SectorNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000190722 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000094855 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000094855 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000094855 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000094855 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000094855 | CCC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000094855 | B
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000094855 | BB
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000094855 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000094855 | A
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000094855 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094855 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000094855 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000094855 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000094855 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000094855 | SectorABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000094855 | SectorABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000094855 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000094855 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000094855 | SectorNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000094855 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000021802 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021802 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021802 | General Motors Co.FR_37045V100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021802 | Deere & Co.FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021802 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021802 | American International Group, Inc.FR_026874784
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021802 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021802 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021802 | Kroger Co.FR_501044101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021802 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021802 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000021802 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021802 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021802 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021802 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021802 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021802 | SectorConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021802 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021802 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021802 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021802 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000021802 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021802 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000021804 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021804 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021804 | General Motors Co.FR_37045V100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021804 | Deere & Co.FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021804 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021804 | American International Group, Inc.FR_026874784
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021804 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021804 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021804 | Kroger Co.FR_501044101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021804 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021804 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000021804 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021804 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021804 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021804 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021804 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021804 | SectorConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021804 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021804 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021804 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021804 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000021804 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021804 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000190720 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000190720 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000190720 | General Motors Co.FR_37045V100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190720 | Deere & Co.FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000190720 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190720 | American International Group, Inc.FR_026874784
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000190720 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190720 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190720 | Kroger Co.FR_501044101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190720 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190720 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000190720 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000190720 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000190720 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190720 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000190720 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000190720 | SectorConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000190720 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000190720 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000190720 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000190720 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000190720 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000190720 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000021805 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021805 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021805 | General Motors Co.FR_37045V100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021805 | Deere & Co.FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021805 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021805 | American International Group, Inc.FR_026874784
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021805 | Fiserv, Inc.FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021805 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021805 | Kroger Co.FR_501044101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021805 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021805 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000021805 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021805 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021805 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021805 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021805 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021805 | SectorConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021805 | SectorMedia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021805 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021805 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021805 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000021805 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021805 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000069913 | Royal Caribbean Cruises Ltd.FR_V7780T103
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000069913 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000069913 | EastGroup Properties, Inc.FR_277276101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000069913 | Carnival Corp.FR_143658300
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069913 | Cushman & Wakefield PLCFR_G2717B108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069913 | Vulcan Materials Co.FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069913 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069913 | TechnipFMC PLCFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069913 | Tyler Technologies, Inc.FR_902252105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069913 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069913 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000069913 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069913 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069913 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000069913 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000069913 | SectorConstruction Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069913 | SectorReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069913 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069913 | SectorLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069913 | SectorGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069913 | SectorIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000069913 | SectorBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069913 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069913 | SectorElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069913 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000069913 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000069914 | Royal Caribbean Cruises Ltd.FR_V7780T103
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000069914 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000069914 | EastGroup Properties, Inc.FR_277276101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000069914 | Carnival Corp.FR_143658300
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069914 | Cushman & Wakefield PLCFR_G2717B108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069914 | Vulcan Materials Co.FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069914 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069914 | TechnipFMC PLCFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069914 | Tyler Technologies, Inc.FR_902252105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069914 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069914 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000069914 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069914 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069914 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000069914 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000069914 | SectorConstruction Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069914 | SectorReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069914 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069914 | SectorLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069914 | SectorGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069914 | SectorIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000069914 | SectorBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069914 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069914 | SectorElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069914 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000069914 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000128764 | Royal Caribbean Cruises Ltd.FR_V7780T103
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000128764 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000128764 | EastGroup Properties, Inc.FR_277276101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000128764 | Carnival Corp.FR_143658300
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128764 | Cushman & Wakefield PLCFR_G2717B108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128764 | Vulcan Materials Co.FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128764 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000128764 | TechnipFMC PLCFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000128764 | Tyler Technologies, Inc.FR_902252105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000128764 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000128764 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000128764 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000128764 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128764 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000128764 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000128764 | SectorConstruction Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128764 | SectorReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128764 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128764 | SectorLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000128764 | SectorGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128764 | SectorIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000128764 | SectorBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000128764 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000128764 | SectorElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000128764 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000128764 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000069915 | Royal Caribbean Cruises Ltd.FR_V7780T103
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000069915 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000069915 | EastGroup Properties, Inc.FR_277276101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000069915 | Carnival Corp.FR_143658300
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069915 | Cushman & Wakefield PLCFR_G2717B108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069915 | Vulcan Materials Co.FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069915 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069915 | TechnipFMC PLCFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069915 | Tyler Technologies, Inc.FR_902252105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069915 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069915 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000069915 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069915 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069915 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000069915 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000069915 | SectorConstruction Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069915 | SectorReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069915 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069915 | SectorLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069915 | SectorGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069915 | SectorIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000069915 | SectorBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069915 | SectorAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069915 | SectorElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069915 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000069915 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	11.60%